Kathleen T. Ives, Esq.
Vice President and
Senior Counsel

October 18, 2005

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Centennial New York Tax Exempt Trust
            Registration No. 33-23494; File No. 811-5584
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional  Information of the Registrant,  dated October 14, 2005, no changes were  made to the  Prospectus  and the  Statement  of  Additional  Information
contained in Post-Effective Amendment No. 24 to the Registrant's  Registration
Statement on Form N-1A,  which was filed  electronically  with the  Securities and Exchange Commission on October 14, 2005.

Very truly yours,

/s/ Kathleen T. Ives
---------------------------

Kathleen T. Ives
Vice President &
Senior Counsel
(303) 768-3331

cc:  Vincent DiStefano, U.S. Securities & Exchange Commission
     Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy Vann